Accounts Receivable and Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable segment information
Cardmember receivables	$ 42,766	$ 40,890
Less: Reserve for losses	428	438	386	546
Cardmember receivables, net	42,338	40,452
Other receivables, net	3,576	3,657
Accounts Receivable and Loans Textuals [Abstract]
Other receivables, reserves	86	102
Variable Interest Enterprise [Member]
Accounts receivable segment information
Cardmember receivables	8,012	8,027
Non United States [Member]
Accounts receivable segment information
Cardmember receivables	12,900	12,800
U S Card Services [Member]
Accounts receivable segment information
Cardmember receivables	21,124	20,645
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	7,500	7,500
International Card Services [Member]
Accounts receivable segment information
Cardmember receivables	7,778	7,222
Global Commercial Services [Member]
Accounts receivable segment information
Cardmember receivables	13,671	12,829
Global Commercial Services [Member] | Airline [Member]
Accounts receivable segment information
Cardmember receivables	913	563
Global Commercial Services [Member] | Airline [Member] | Delta [Member]
Accounts receivable segment information
Cardmember receivables	676	340
Global Commercial Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	476	459
Global Network And Merchant Services [Member]
Accounts receivable segment information
Cardmember receivables	$ 193	$ 194